Federated Hermes Project and Trade Finance Tender Fund
(formerly, Federated Project and Trade Finance Tender Fund)
Portfolio of Investments
June 30, 2020 (unaudited)
Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—96.0%
		Basic Industry - Chemicals—1.6%
$495,825	[2]	Kuwait Paraxylen, Term Loan, 0.873% (1-month USLIBOR +0.700%), 6/15/2021	5/9/2019	$493,475	$489,078
400,399	[2]	Kuwait Paraxylen, Revolver, 1.119% (1-month USLIBOR +0.700%), 12/14/2021	5/9/2019 – 6/11/2020	398,597	394,844
		TOTAL			883,922
		Basic Industry - Forestry/Paper—1.7%
975,000	[2]	Bahia Cellulose, 3.193% (1-month USLIBOR +3.000%), 7/18/2023	11/20/2017	976,463	961,459
		Basic Industry - Metals/Mining Excluding Steel—4.1%
1,000,000	[2]	China Hongqiao Group Ltd., 3.937% (6-month USLIBOR +3.750%), 4/11/2021	6/10/2020	996,500	995,758
1,329,545	[2]	Harmony Gold Mining Co. Ltd., 4.500% (3-month USLIBOR +0.030%), 9/30/2022	7/31/2018 – 10/2/2019	1,329,545	1,300,982
		TOTAL			2,296,740
		Basic Industry - Steel Producers/Products—3.3%
1,250,000	[2]	Ferrexpo AG, 4.974% (3-month USLIBOR +4.500%), 11/6/2022	3/7/2018 – 11/6/2019	1,241,773	1,180,497
685,094	[2]	Metinvest BV, 4.943% (1-month USLIBOR +4.750%), 10/18/2022	11/19/2018	666,596	639,330
		TOTAL			1,819,827
		Capital Goods - Aerospace & Defense—0.7%
407,408	[2]	Gulf Air BSC, 4.000% (1-month USLIBOR +3.250%), 1/19/2022	3/27/2017	408,019	402,555
		Consumer Goods - Food - Wholesale—5.1%
670,183		Dansk Landbrugs Grovvarseslskab AMBA, 1.389%, 7/13/2020	6/5/2020	669,278	669,818
275,000	[2]	Ghana Cocoa Board, 5.075% (6-month USLIBOR +4.400%), 11/12/2024	5/13/2020	275,000	275,000
1,000,000	[2]	Olam Nigeria, 2.050% (3-month USLIBOR +1.050%), 9/4/2020	2/28/2019	1,000,000	999,199
500,000		PT Pacific Indopalm Industries, 3.660%, 9/30/2020	3/5/2019 – 3/14/2019	500,000	500,000
894,737	[2,3,4]	Vicentin SAIC II, 7.218% (3-month USLIBOR +6.000%), 1/15/2024	1/8/2018 – 2/21/2018	894,737	357,895
		TOTAL			2,801,912
		Consumer Goods - Personal & Household Products—1.5%
810,947		PT Pan Brothers TBK, 2.216% - 3.075%, 10/9/2020	4/3/2020 – 6/10/2020	810,947	810,947
		Energy - Exploration & Production—12.0%
171,350	[2]	FPF003 PTE Ltd. Singapore, Inc., 3.800% (3-month USLIBOR +2.350%), 12/31/2021	12/19/2019	170,493	169,496
1,022,029	[2]	FPF005 PTE Ltd. Singapore, Inc., 4.050% (3-month USLIBOR +2.600%), 8/13/2024	12/19/2019	1,016,919	1,000,738
965,906	[2]	Heston BV, 2.223% (1-month USLIBOR +2.050%), 8/31/2022	11/15/2019	965,530	941,597
906,250	[2]	Kosmos Energy, 3.674% (1-month USLIBOR +3.250%), 3/31/2025	9/23/2019 – 5/26/2020	899,717	876,823
918,352	[2]	Prime Oil and Gas BV, 4.153% (12-month USLIBOR +3.750%), 12/5/2024	9/17/2019	992,500	873,026
1,000,000	[2]	SOCAR Energy '18, 2.576% (12-month USLIBOR +2.200%), 11/8/2023	11/26/2019	995,500	977,790
352,941	[2]	Sonangol, 4.850% (3-month USLIBOR +3.400%), 7/30/2021	4/3/2017	340,441	344,579
1,500,000	[2]	Yibal Export Pdo, 2.911% (1-month USLIBOR +1.600%), 6/30/2023	3/20/2019	1,495,750	1,465,328
		TOTAL			6,649,377
		Energy - Integrated Energy—5.1%
2,000,000		Puma International Financing SA, 5.870%, 1/20/2023	9/30/2019	1,928,000	1,956,745
880,000	[2]	Staatsolie Maatschappij Suriname NV, 5.501% (3-month USLIBOR +5.125%), 5/23/2025	6/21/2019	880,000	861,460
		TOTAL			2,818,205

Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Energy - Oil Field Equipment & Services—6.8%
$1,500,000		Ancap OPU, 1.429%, 8/3/2020	6/12/2020	$1,500,000	$1,500,000
1,200,000		BP Singapore Pte., Ltd., 0.900%, 7/15/2020	6/8/2020	1,198,890	1,199,510
1,056,043		Valero Energy Ltd., 0.890%, 7/23/2020	6/12/2020	1,056,043	1,056,043
		TOTAL			3,755,553
		Energy - Oil Refining and Marketing—3.8%
857,328	[2]	Dangote, 8.090% (6-month USLIBOR +6.500%), 8/31/2023	2/6/2017 – 10/22/2018	848,585	841,790
207,705		Maldives, Government of, 3.592% - 3.863%, 10/6/2020	3/19/2020 – 4/24/2020	207,705	206,939
445,951		Pakistan, Government of, 4.359% - 4.690%, 9/8/2020	7/5/2019 – 9/10/2019	445,951	445,951
600,385	[2]	Trafigura PTE, 2.403% (1-month USLIBOR +2.000%), 12/31/2020	11/27/2019	700,316	599,547
		TOTAL			2,094,227
		Finance/Banks/Brokers—5.5%
1,000,000	[2]	ABC International Bank PLC, 1.209% (3-month USLIBOR +0.850%), 8/15/2020	8/14/2019	1,000,000	999,308
941,177	[2]	Banco del Pacifico, 7.158% (3-month USLIBOR +5.000%), 5/15/2024	5/21/2019	941,176	921,645
111,111	[2]	Banco Supervielle SA, 4.541% (3-month USLIBOR +2.850%), 11/15/2020	6/28/2018	110,389	110,998
1,000,000		Zenith Bank PLC, 3.321%, 8/5/2020	9/18/2019	1,000,000	996,998
		TOTAL			3,028,949
		Foreign Sovereign—24.7%
EUR 1,000,000	[2]	Bank of Industry Ltd.—Central Bank of Nigeria, 4.500% (3-month EURIBOR +4.500%), 2/14/2025	3/10/2020 – 3/17/2020	1,115,825	1,108,509
$750,000	[2]	Bank of Kigali Ltd., 8.503% (3-month USLIBOR +6.250%), 10/19/2021	6/19/2017	750,000	736,114
EUR 1,000,000		Burkina Faso, Government of, 3.300%, 9/30/2020	3/12/2020 – 4/29/2020	1,098,770	1,123,500
887,104		Cameroon, Government of, 3.485%, 10/30/2020	5/26/2020 – 6/25/2020	990,133	996,661
1,000,000	[2]	Cote d'Ivoire RC, 2.730% (6-month EURIBOR +0.000%), 7/6/2020	1/16/2020	1,113,749	1,123,094
1,000,000		Cote d'Ivoire, Government of, 4.950%, 12/31/2025	9/4/2019	1,103,150	1,085,340
$163,576		Djibouti, Government of, 3.619%, 9/14/2020	6/12/2020	163,576	163,576
500,000	[2]	Ethiopian Railway Corp., 5.941% (6-month USLIBOR +3.750%), 8/1/2021	5/4/2017	500,000	494,595
273,065		Gambia, Government of, 4.857% - 5.745%, 8/31/2020	7/5/2019 – 9/5/2019	273,065	271,959
333,333	[2]	JSC Partnership, 5.973% (12-month USLIBOR +4.000%), 9/22/2020	9/22/2017	337,900	331,920
EUR 1,500,000	[2]	Kenya, Government of, 6.350% (6-month EURIBOR +6.350%), 3/6/2026	2/5/2020	1,698,514	1,633,371
$571,429	[2]	Ministry of Finance Tanzania, 7.116% (6-month USLIBOR +5.200%), 6/23/2022	6/26/2017	568,000	559,926
200,000	[2]	Ministry of Finance Zambia, 7.879% (6-month USLIBOR +6.000%), 7/13/2020	7/17/2017	200,000	198,454
EUR 434,399		Senegal Government of, 3.825%, 9/18/2020	5/20/2020 – 6/30/2020	479,153	488,047
$1,333,200	[2]	The Sharjah Electricity and Water Authority, 1.919% (1-month USLIBOR +1.750%), 12/29/2020	6/15/2020	1,333,200	1,333,200
2,000,000		Turk Eximbank, 2.796%, 11/18/2020	2/14/2020	2,000,000	1,999,479
		TOTAL			13,647,745
		Supranational—3.6%
1,000,000		African Export-Import Bank (Afreximbank), 1.561%, 6/18/2021	6/22/2020	1,000,000	1,000,000
1,000,000	[2]	Eastern and Southern African Trade and Development Bank, 2.552% (3-month USLIBOR +1.200%), 10/3/2020	10/4/2018	1,000,000	993,458
		TOTAL			1,993,458
		Telecommunications - Wireless—4.1%
1,150,000	[2]	MTN Group Ltd., 2.499% (3-month USLIBOR +2.150%), 8/25/2021	7/12/2018 – 5/21/2020	1,153,750	1,150,000

Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Telecommunications - Wireless—continued
EUR 1,000,000		Sonatel S.A., 3.000%, 12/24/2020	6/22/2020	$1,126,050	$1,123,500
		TOTAL			2,273,500
		Transportation - Air Transportation—3.3%
$1,890,924	[2]	Avolon Aerospace, 4.180% (1-month USLIBOR +1.600%), 3/31/2025	11/27/2019	1,899,906	1,839,267
		Transportation - Transport Infrastructure/Services—3.0%
610,897	[2]	Armenia International Airports CJSC, 7.416% (6-month USLIBOR +5.500%), 12/23/2022	12/28/2017	617,006	600,596
638,744	[2]	Asyaport, 6.274% (6-month USLIBOR +4.400%), 1/10/2024	1/31/2017	638,744	638,744
467,386	[2]	Autopistas Urbanas SA (AUSA), 3.892% (3-month USLIBOR +3.500%), 11/15/2022	5/19/2017 – 11/13/2017	460,375	443,117
		TOTAL			1,682,457
		Utility - Electric-Generation—6.1%
1,000,000		Bahamas Electricity Corp., 5.830%, 7/24/2020	2/28/2020	997,500	995,954
38,465	[2]	Egypt Electric AfreximBK, 7.450% (3-month USLIBOR +5.250%), 10/5/2020	8/3/2017	38,465	38,465
361,278	[2]	Karpower International B.V., 6.980% (12-month USLIBOR +6.500%), 10/30/2021	9/17/2019 – 3/4/2020	361,278	359,681
1,000,000		Tunisia, Government of, 2.818% - 2.928%, 5/17/2021	5/4/2020 – 5/19/2020	1,000,000	999,949
1,000,000		Tunisia, Government of, 2.968% - 3.147%, 8/31/2020	3/2/2020 – 3/3/2020	1,000,000	999,760
		TOTAL			3,393,809
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $54,239,128)			53,153,909
		INVESTMENT COMPANY—0.7%
359,167		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.31%[5] (IDENTIFIED COST $359,418)			359,418
		TOTAL INVESTMENT IN SECURITIES—96.7% (IDENTIFIED COST $54,598,546)			53,513,327
		OTHER ASSETS AND LIABILITIES - NET—3.3%[6]			1,829,317
		TOTAL NET ASSETS—100%			$55,342,644
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2020, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2020	7,067,889
Purchases/Additions	12,947,661
Sales/Reductions	(19,656,383)
Balance of Shares Held 6/30/2020	359,167
Value	$359,418
Change in Unrealized Appreciation/Depreciation	$2,230
Net Realized Gain/(Loss)	$11,938
Dividend Income	$13,965

At June 30, 2020, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
7/7/2020	State Street Bank & Trust Co.	1,000,000 EUR	$1,099,241	$(24,373)
7/7/2020	State Street Bank & Trust Co.	1,012,967 EUR	$1,142,230	$4,046
8/14/2020	State Street Bank & Trust Co.	97,650 EUR	$111,316	$1,504
8/24/2020	State Street Bank & Trust Co.	1,000,000 EUR	$1,095,395	$(29,403)
9/3/2020	Citibank N.A.	370,020 EUR	$406,920	$(9,369)
9/8/2020	State Street Bank & Trust Co.	1,556,356 EUR	$1,743,293	$(7,878)
9/18/2020	State Street Bank & Trust Co.	22,805 EUR	$25,115	$(550)
9/22/2020	State Street Bank & Trust Co.	353,560 EUR	$387,620	$(10,323)
10/1/2020	State Street Bank & Trust Co.	22,805 EUR	$24,759	$(914)
10/5/2020	State Street Bank & Trust Co.	305,248 EUR	$345,664	$1,992
10/14/2020	State Street Bank & Trust Co.	122,593 EUR	$140,001	$1,944
11/2/2020	Standard Chartered Bank	86,374 EUR	$97,212	$(106)
11/3/2020	Citibank N.A.	221,232 EUR	$250,041	$770
11/16/2020	State Street Bank & Trust Co.	241,008 EUR	$275,502	$3,858
11/18/2020	Standard Chartered Bank	40,990 EUR	$45,220	$(983)
12/1/2020	State Street Bank & Trust Co.	40,990 EUR	$44,568	$(1,651)
12/15/2020	State Street Bank & Trust Co.	150,375 EUR	$172,048	$2,429
12/18/2020	Standard Chartered Bank	60,372 EUR	$66,653	$(1,451)
12/29/2020	Citibank N.A.	1,015,300 EUR	$1,143,827	$(1,829)
1/4/2021	State Street Bank & Trust Co.	60,372 EUR	$65,722	$(2,412)
1/19/2021	Standard Chartered Bank	80,220 EUR	$88,679	$(1,885)
2/2/2021	State Street Bank & Trust Co.	80,220 EUR	$87,389	$(3,205)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(79,789)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $35,869 and $104,503, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2020, these restricted securities amounted to $53,153,909, which represented 96.0% of total net assets.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Issuer in default.
4	Fair value determined by a valuation committee using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The Fund’s investments in trade finance agreements are primarily determined by applying discounted cash flow methodologies utilizing various inputs such as available or implied credit ratings, loan characteristics, seniority, collateral, comparable debt instruments, yield curves or indices, broader loan data, bond data and bond sector curves. When appropriate, other considerations may include asset liquidation analyses, internal credit assessments and general market conditions. The Fund utilizes third-party pricing specialists in determining its valuations. Typically, there are no other sources of evaluations for these investments and the inputs utilized are less observable. Additionally, trade finance agreements are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, executed trade prices are usually unavailable and thus, generally cannot be relied upon to support valuations of these investments. Therefore, inputs unobservable in active markets must be relied upon more heavily and as such, the Fund’s management has determined these to be level 3 investments. The prices realized for these investments upon sale may be different than prices used by the Fund to value them and the differences could be material.
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$—	$53,153,909	$53,153,909
Investment Company	359,418	—	—	359,418
TOTAL SECURITIES	$359,418	$—	$53,153,909	$53,513,327
Other Financial Instruments[1]
Assets	$—	$16,543	$—	$16,543
Liabilities	—	(96,332)	—	(96,332)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(79,789)	$—	$(79,789)
[1]	Other financial instruments are foreign exchange contracts.
Trade finance agreements’ fair values are primarily derived from discounted cash flow methodologies utilizing unobservable inputs due to the lack of market transactions. The discount rate used within the methodologies to discount the future anticipated cash flows is considered a significant unobservable input. Increases/(decreases) in the discount rate would result in a (decrease)/increase to an investment’s fair value.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of 3/31/2020	$55,375,067
Accrued discount/premiums	9,646
Realized gain (loss)	(42,261)
Change in unrealized appreciation (depreciation)	926,470
Purchases	14,730,795
(Sales)	(17,845,808)
Balance as of 6/30/2020	$53,153,909
The total change in unrealized appreciation (depreciation) attributable to investments still held at 6/30/2020	$721,258
The following acronyms are used throughout this portfolio:
CJSC	—Closed Joint-Stock Company
EUR	—Euro Currency
EURIBOR	—Euro Interbank Offered Rate
LIBOR	—London Interbank Offered Rate